Financial Instruments - Sensitivity Analysis – Foreign Exchange Rate Exposure – Except for Derivative Financial Instruments (Details) R$ in Thousands	12 Months Ended
Dec. 31, 2024 BRL (R$) shares
Probable (base value) | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	R$ 6,496,039
Probable (base value) | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	70,255
Probable (base value) | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,090,160
Probable (base value) | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(1,350,763)
Probable (base value) | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(83,004,915)
Probable (base value) | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(93,308)
Possible 25% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,624,010
Possible 25% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	17,564
Possible 25% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,772,540
Possible 25% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(337,691)
Possible 25% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(20,751,229)
Possible 25% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(23,327)
Remote 50% | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,248,020
Remote 50% | Marketable securities
Disclosure of detailed information about financial instruments [line items]
Financial assets	35,128
Remote 50% | Trade accounts receivable
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,545,080
Remote 50% | Trade accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(675,382)
Remote 50% | Loans and financing
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	(41,502,458)
Remote 50% | Liabilities for assets acquisitions and subsidiaries
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	R$ (46,654)
Currency risk [member] | Possible 25%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	25.00%
Currency risk [member] | Remote 50%
Disclosure of detailed information about financial instruments [line items]
Closing Foreign Exchange Rate, Percentage of increase (decrease)	50.00%
Currency risk [member] | Probable
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate | shares	6.1923